ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET

10.     ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, arose from the acquisitions of CFO Genius, CFO Meining, CFO-Stockstar, CFO Newrand, Daily Growth Securities, CFO Zhongcheng, CFO Chuangying and CFO Securities Consulting and from the establishment of Daily Growth Futures during 2006 through 2010 and consisted of the following:

	December 31,
	2010			2011
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated		Net carrying
	amount	amortization	amount	amount	amortization	Impairment	amount
Intangible assets not subject to amortization:
Trademarks	$869,736	—	$869,736	$914,155	—	$(914,155)	—
Stock exchange trading right	64,241	—	64,241	64,332	—	(64,332)	—
Futures exchange trading right	64,241	—	64,241	64,332	—	(64,332)
Intangible assets subject to amortization:
Completed technology	877,286	(703,482)	173,804	922,090	(922,090)	—	—
Customer relationship	708,170	(680,353)	27,817	744,338	(744,338)	—	—
Value-added service license	27,934	(27,934)	—	29,361	(29,361)	—	—
Agreement with mobile operators	12,533	(12,533)	—	13,173	(13,173)	—	—
Securities consulting license and related trademarks	3,533,047	(422,712)	3,110,335	3,713,487	(713,270)	(3,000,217)	—
Intellectual property	75,498	(36,491)	39,007	79,354	(44,306)	(35,048)	—

	$6,232,686	$(1,883,505)	$4,349,181	$6,544,622	$(2,466,538)	$(4,078,084)	—

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $492,066, $561,392 and $444,292, respectively. For the year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $4,078,084 associated with the acquired trademarks, stock exchange trading right, futures exchange trading right, securities consulting license and related trademarks, and intellectual property due to management’s estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values.